Shareholder Report	6 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Intermediate-Term Municipal Income Fund
Class Name	Class A
Trading Symbol	PIMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$43	0.87%
[1],[2]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Material Change Date	Jul. 18, 2025
Net Assets	$ 25,339,878
Holdings Count | $ / shares	74	[3]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$25,339,878
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	6%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The liquidation of the Fund is expected to occur on or about July 18, 2025, pursuant to a plan of liquidation. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Intermediate-Term Municipal Income Fund
Class Name	Class C
Trading Symbol	PIMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$80	1.62%
[4],[5]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.62%
Material Change Date	Jul. 18, 2025
Net Assets	$ 25,339,878
Holdings Count | $ / shares	74	[6]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$25,339,878
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	6%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The liquidation of the Fund is expected to occur on or about July 18, 2025, pursuant to a plan of liquidation. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Intermediate-Term Municipal Income Fund
Class Name	Class R6
Trading Symbol	PIMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$28	0.57%
[7],[8]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Material Change Date	Jul. 18, 2025
Net Assets	$ 25,339,878
Holdings Count | $ / shares	74	[9]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$25,339,878
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	6%
[9]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The liquidation of the Fund is expected to occur on or about July 18, 2025, pursuant to a plan of liquidation. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Intermediate-Term Municipal Income Fund
Class Name	Class Y
Trading Symbol	PIMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Intermediate-Term Municipal Income Fund for the period December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$31	0.62%
[10],[11]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Material Change Date	Jul. 18, 2025
Net Assets	$ 25,339,878
Holdings Count | $ / shares	74	[12]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$25,339,878
Total Number of Portfolio Holdings*	74
Portfolio Turnover Rate	6%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The liquidation of the Fund is expected to occur on or about July 18, 2025, pursuant to a plan of liquidation. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at
https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.